Offsets	Jun. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-1
File Number	333-268010
Initial Filing Date	Oct. 26, 2022
Fee Offset Claimed	$ 272.99
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,477.22
Termination / Withdrawal Statement	On October 26, 2022, the Registrant filed a Registration Statement on Form S-1 (File No. 333-268010) (the “2022 S-1”) with the Securities and Exchange Commission (the “SEC”), which registered an aggregate principal amount of $63,750,000 of the Registrant’s common stock and representative warrants to purchase common stock, to be offered by the Registrant; the fee amount paid in connection with the 2022 S-1 was $7,025.25, as calculated in accordance with Rule 457 of the Securities Act. On February 1, 2023, the Registrant filed a fourth amendment to the 2022 S-1, pursuant to which it registered only an aggregate amount of $6,109,375 in value of the Registrant’s securities that were sold (the “Final Offering”); the fee amount attributable to such sale of securities in the Final Offering was $673.26, as calculated in accordance with Rule 457 of the Securities Act. As a result, after the Final Offering, which has been completed as of the date hereof, the Registrant had $6,351.99 in unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended). The Registrant filed a new Registration Statement on Form S-1 with the SEC on March 29, 2024 (the “2024 S-1”), followed by a first amendment to the 2024 S-1 on May 8, 2024, for which it offset $3,661.66 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended), resulting in $2,690.33 in remaining unused fees available to be applied to future filings of the Registrant. The Registrant filed a new Registration Statement on Form S-1 with the SEC on May 9, 2025 (the “2025 S-1”), for which it offset $193.45 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended), resulting in $2,496.88 in remaining unused fees available to be applied to future filings of the Registrant. The Registrant filed a new Registration Statement on Form S-8 with the SEC on July 25, 2025 (the “2025 S-8”), for which it offset $318.49 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended), resulting in $2,178.39 in remaining unused fees available to be applied to future filings of the Registrant. On May 13, 2024, the Registrant completed the offering under the 2024 S-1, pursuant to which it sold only an aggregate amount of $13,391,277.20 in value of the Registrant’s securities that were originally registered in the 2024 S-1 (the “2024 Offering”); the fee amount attributable to such sale of securities in the 2024 Offering was $2,017.15, as calculated in accordance with Rule 457 of the Securities Act, resulting in an amount of $1,644.51 in unused filing fees attributed to the 2024 S-1. As a result, after the 2024 Offering, which has been completed as of the date hereof, the Registrant had $3,842.90 in unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended). The Registrant filed a new Registration Statement on Form S-1 with the SEC on April 13, 2026 (the “2026 S-1”), for which it offset $130.74 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registration in connection with its filing of the 2022 S-1 as amended, resulting in $3,712.16 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $272.99 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2022 S-1 (as amended) to offset the entirety of the filing fee payable in connection with this Registration Statement, and as a result of such offset, the Registrant will have $3,439.17 remaining in unused filing fees available to be applied to future filings of the Registrant.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-1
File Number	333-268010
Initial Filing Date	Oct. 26, 2022
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Representatives Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Termination / Withdrawal Statement	See Footnote 1.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Valion Bio, Inc.
Form or Filing Type	S-1
File Number	333-268010
Filing Date	Oct. 26, 2022
Fee Paid with Fee Offset Source	$ 7,025.25
Offset Note	See Footnote 1.